Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Selected Financial Data of the VIEs

	December 31, 2011	December 31, 2010
Investment in real estate, net	$409,327	$375,428
Total assets	454,208	414,993
Total debt	146,581	147,000
Total liabilities	151,893	161,697

Investments in Real Estate, Net
Investments in real estate, net consisted of the following (in thousands):

	December 31, 2011	December 31, 2010
Land	$591,009	$578,753
Land under development	56,008	47,920
Buildings and improvements	3,615,678	3,160,392
Construction in progress	140,025	91,027
	4,402,720	3,878,092
Accumulated depreciation	(452,474)	(341,978)
	$3,950,246	$3,536,114

Deferred Leasing Costs
Deferred leasing costs, net at December 31, 2011 consisted of the following (in thousands):

	Balance at	Accumulated
	December 31, 2011	Amortization	Net
Acquired in-place leases	$260,552	$(150,453)	$110,099
Acquired management agreements	22,696	(12,641)	10,055
Deferred leasing and other direct costs	54,461	(17,360)	37,101
	$337,709	$(180,454)	$157,255

Deferred leasing costs, net at December 31, 2010 consisted of the following (in thousands):

	Balance at
	December 31, 2010	Accumulated Amortization	Net
Acquired in-place leases	$216,674	$(126,484)	$90,190
Acquired management agreements	18,557	(11,132)	7,425
Deferred leasing and other direct costs	40,531	(13,086)	27,445
	$275,762	$(150,702)	$125,060

Deferred Leasing Costs - Estimated Amortization Expense	The estimated amortization expense for deferred leasing costs at December 31, 2011 was as follows (in thousands):

2012	$34,519
2013	26,046
2014	24,452
2015	20,681
2016	13,607
Thereafter	37,950
$157,255

Impact of Straight Line Rent Revenue, Acquired Above and Below Market Lease Revenue, and Lease Incentive Revenue
The impact of the straight-line rent revenue, acquired above and below market lease revenue, and lease incentive revenue consisted of the following (in thousands):

	Years Ended December 31,
	2011	2010	2009
Straight-line rent revenue	$25,243	$26,285	$29,100
Acquired above-market lease revenue	(9,607)	(2,890)	(1,282)
Acquired below-market lease revenue	1,453	3,992	7,526
Lease incentive revenue	(2,246)	(2,209)	(1,278)
Net increase to revenue	$14,843	$25,178	$34,066

Estimated Minimum Rents
Total estimated minimum rents under non-cancelable operating tenant leases in effect at December 31, 2011 were as follows (in thousands):

2012	$365,816
2013	362,528
2014	353,587
2015	338,306
2016	294,634
Thereafter	1,771,814
$3,486,685

Revenue Recognition - Estimated Amortization Expense
The estimated amortization for acquired above- and below-market lease revenue and lease incentive revenue at December 31, 2011 was as follows (in thousands):

	2012	2013	2014	2015	2016	Thereafter	Total
Amortization of:
Acquired above-market leases	$(9,718)	$(4,652)	$(4,078)	$(1,640)	$(985)	$(5,245)	$(26,318)
Acquired below-market leases	1,351	1,088	819	634	507	2,110	6,509
Lease incentive	(2,873)	(2,671)	(2,671)	(2,671)	(2,450)	(9,615)	(22,951)

Investments in Equity Securities
Investments in equity securities, which are included in other assets on the accompanying consolidated balance sheets, consisted of the following (in thousands):

	December 31, 2011	December 31, 2010
Available-for-sale securities, historical cost	$5,585	$4,133
Other-than-temporary unrealized loss	(4,595)	—
Unrealized loss	(2)	(73)
Available-for-sale securities, fair-value(1)	988	4,060
Privately-held securities, cost basis	4,245	—
Total equity securities	$5,233	$4,060
____________

(1)	Determination of fair-value is classified as Level 1 in the fair-value hierarchy based on the use of quoted prices in active markets.

Income Tax Treatment for Dividends
The income tax treatment for dividends was as follows:

	For the Years Ended December 31,
	2011		2010		2009
	Per Share	%	Per Share	%	Per Share	%
Common stock:
Ordinary income	$0.44	57.14%	$0.39	64.66%	$0.45	50.56%
Capital gain	—	0.00%	—	0.00%	—	0.00%
Return of capital	0.33	42.86%	0.21	35.34%	0.44	49.44%
Total	$0.77	100.00%	$0.60	100.00%	$0.89	100.00%
Preferred stock:
Ordinary income	$1.84	100.00%	$1.84	100.00%	$1.84	100.00%
Capital gain	—	0.00%	—	0.00%	—	0.00%
Return of capital	—	0.00%	—	0.00%	—	0.00%
Total	$1.84	100.00%	$1.84	100.00%	$1.84	100.00%